Cash Flow Information (Cash Payments) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash payments:
Interest	¥ 71,280	¥ 77,321	¥ 76,755
Income taxes,net	¥ 50,813	¥ 31,046	¥ 83,462